LETTER  TO  OUR  SHAREHOLDERS

Dear  Fellow  Shareholder:

We would like to express our appreciation for the confidence you have shown in our investment philosophy. We are thankful for the love, strength, and wisdom given to us by our heavenly creator and caring shepherd.

After a horrific stock market decline through October 8, 1998, followed by an amazingly swift recovery, I found myself exclaiming, "Stop the roller coaster - I want to get off!" After the first quarter of 1999, I must once again warn that, despite the Dow continually reaching new highs, the recent strength in the market is not enough to rule out danger. The persistence of poor broad stock market behavior could lead to a bear market. Last year, we witnessed the same conditions from April through the market's peak in July of last year. Just weeks after, a mini-bear market followed. While not a full-length feature, the "short" drop was still devastating, particularly to U.S. and British small-cap shares.

1999  FIRST  QUARTER  RESULTS

Even though the popularity of a few well-known large-cap stocks raised some major market indices to new highs, an overall decline in domestic small-cap share prices impacted the share prices of our existing holdings. Our investment portfolio and net asset value both decreased 10% during the first quarter. An upturn in U.S. small-cap shares has led to better second-quarter results for our portfolio, thus far.

In the case of our two largest British holdings, Rathbone Brothers and Jardine Lloyd Thompson, the prices became so undervalued during the last quarter of 1998 that they were selling for even less than their net cash per share. This means that these businesses, which generated steady increases in earnings and cash, were being given away in the market. We took advantage and now hold extra large positions in these two stocks. They are both still bargains, and the significant gains we have enjoyed in them are a pair of bright lights from London amidst a weak opening quarter for domestic small-caps which dominate our portfolio (over 70% at the end of last year). If the market does indeed give us a repeat of last year, we are optimistic that the Fund will once again be able to capitalize on numerous bargain opportunities.

OUTLOOK

The Federal Reserve Board and the Bank of England reversed tight money policies late last year. While the Bank of England continues to lower interest rates, which bodes well for our British holdings, the recent lack of movement in either direction by the Fed gives few clues about current and future monetary policy here at home. Should the Fed ease again, the stock market response could potentially either limit the extent of a bear market or add a needed spark to the broad market. On the other hand, just as the Fed eased to limit the damage caused by last year's market crash, it may want to temper speculation by raising rates as the Dow has recently surpassed 11,000. If the Fed does take this action, the turn in interest rates could be the catalyst that begins the melt down.

Even renewed strength in the broad market early in the second quarter has failed to follow through as of this writing. It may be stalled temporarily and will soon show a more definitive uptrend, one that may eventually lead to a new high over its 1998 highs. While this would be excellent news for the U.S. stock market, no such uptrend is confirmed at this time. The best information may come by, or before, the Dow makes new highs again.

Z-Seven Fund is carefully watching for both the Fed and the broad market to resolve these questions. We are positioning ourselves to either take advantage of additional domestic investment opportunities, or, if necessary, take further steps to reduce our exposure to a meaningful decline in the U.S. market. In addition, we are continuing to add new British holdings, where a favorable interest rate trend has recently been confirmed, while keeping our eyes open for other foreign securities offering value.


Sincerely,



Barry  Ziskin     May  28,  1999

Z-Seven  Fund,  Inc.
SCHEDULE  OF  INVESTMENTS
at  March  31,  1999   (Unaudited)

------------------------------------------  -----------  ----------
Investment Securities                          Shares       Value
------------------------------------------  -----------  -----------
Common Stocks (a)
------------------------------------------  -----------  -----------
APPAREL & ACCESSORIES  -  6.4%
 Abbeycrest Plc. . . . . . . . . . . . . .       10,000  $    16,676
 The Men's Wearhouse, Inc. (b) . . . . . .       10,400      300,300
 Nautica Enterprises, Inc. (b) . . . . . .       15,400      174,213
 Quiksilver, Inc. (b). . . . . . . . . . .       10,100      426,725
 Tarrant Apparel Group (b) . . . . . . . .        5,100      214,200
                                                         -----------
                                                           1,132,114
                                                         -----------

AUTOMOTIVE & TRANSPORTATION  -  5.9%
 Autopistas C.E. SA. . . . . . . . . . . .        9,740      124,459
 IMPCO Technologies, Inc. (b). . . . . . .       21,400      219,350
 Motorcar Parts
     and Accessories, Inc. (b) . . . . . .       29,200      326,675
 Strattec Security Corporation (b) . . . .       13,600      382,500
                                                         -----------
                                                           1,052,984
                                                         -----------

BUILDING & MATERIALS  -  5.1%
 American Homestar Corporation (b) . . . .        8,850       64,716
 Barratt Developments Plc. . . . . . . . .      103,000      489,559
 NCI Building Systems, Inc. (b). . . . . .        9,400      220,900
 Nobility Homes, Inc. (b). . . . . . . . .       14,080      129,360
                                                         -----------
                                                             904,535
                                                         -----------
BUSINESS SERVICES & SUPPLIES  -  1.1%
 Day Runner, Inc. (b). . . . . . . . . . .       16,800      203,700
                                                         -----------

COMMUNICATION  -  2.9%
 AVT Corporation (b) . . . . . . . . . . .        7,200      171,900
 Vertex Communications
     Corporation (b) . . . . . . . . . . .       21,200      337,875
                                                         -----------
                                                             509,775
                                                         -----------
COMPUTER & RELATED  -  16.6%
 CIBER, Inc. (b) . . . . . . . . . . . . .        7,200      138,150
 Computer Horizons
     Corporation (b) . . . . . . . . . . .       13,000      142,187
 Cybex Computer Products
     Corporation (b) . . . . . . . . . . .        7,650      137,222
 Hummingbird
     Communications Ltd. (b) . . . . . . .       15,300      231,413
 Insight Enterprises, Inc. (b) . . . . . .        6,187      153,128
 First Consulting Group, Inc.  (b) . . . .       24,300      270,337
 Kronos, Inc. (b). . . . . . . . . . . . .       13,650      334,425
 Oracle Corporation (b). . . . . . . . . .        6,600      174,075
 Pomeroy Computer
     Resources, Inc. (b) . . . . . . . . .       19,900      258,700
 Rainbow Technologies, Inc. (b). . . . . .        3,500       35,000
 Sanderson Group Plc . . . . . . . . . . .      199,000      529,042

                                      - 4 -

Z-Seven  Fund,  Inc.
SCHEDULE  OF  INVESTMENTS
at  March  31,  1999   (Unaudited)  Continued

------------------------------------------  -----------  -----------
Investment Securities                          Shares       Value
------------------------------------------  -----------  -----------
 Smart Modular
     Technologies, Inc. (b). . . . . . . .        8,700  $   129,956
 Synopsys, Inc. (b). . . . . . . . . . . .        7,700      413,875
                                                         -----------
                                                           2,947,510
                                                         -----------

ELECTRICAL & ELECTRONICS  -  8.7%
 AFC Cable Systems, Inc. (b) . . . . . . .       11,700      348,075
 Benchmark Electronics, Inc. (b) . . . . .        9,100      273,000
 LSI Industries, Inc.. . . . . . . . . . .       18,000      303,750
 Roxboro Group Plc . . . . . . . . . . . .      100,500      441,245
 TT Group Plc. . . . . . . . . . . . . . .       61,900      176,031
                                                         -----------
                                                           1,542,101
                                                         -----------

FINANCIAL SERVICES  -  11.5%
 Jardine Lloyd Thompson Group Plc. . . . .      269,100      930,010
 Rathbone Brothers Plc . . . . . . . . . .       88,500    1,101,515
                                                         -----------
                                                           2,031,525
                                                         -----------

FOOD & BEVERAGE  -  1.3%
 Carlsberg A/S . . . . . . . . . . . . . .        2,700      108,746
 Lindt & Spr ngli AG . . . . . . . . . . .           46      124,156
                                                         -----------
                                                             232,902
                                                         -----------

HEALTH & PERSONAL CARE  -  4.7%
 Astra AB. . . . . . . . . . . . . . . . .       10,586      239,203
 L'Or al . . . . . . . . . . . . . . . . .          325      205,020
 Nature's Sunshine Products, Inc.. . . . .       20,600      226,600
 Novartis AG . . . . . . . . . . . . . . .           99      160,391
                                                         -----------
                                                             831,214
                                                         -----------

LEISURE  -  5.1%
 Anchor Gaming (b) . . . . . . . . . . . .        6,000      262,500
 Ballantyne of Omaha, Inc. (b) . . . . . .       50,505      378,788
 Dave and Buster's, Inc. (b) . . . . . . .       12,000      246,000
                                                         -----------
                                                             887,288
                                                         -----------

MEDICAL SERVICES & SUPPLIES  -  3.2%
 National Dentex Corporation (b) . . . . .       17,100      247,950
 SeaMED Corporation (b). . . . . . . . . .       34,500      327,750
                                                         -----------
                                                             575,700
                                                         -----------

MULTI-INDUSTRY  -  4.4%
 Technitrol, Inc.. . . . . . . . . . . . .       12,600      290,587
 Tomkins Plc . . . . . . . . . . . . . . .       42,666      157,079
 VT Holding A/S. . . . . . . . . . . . . .       10,565      340,569
                                                         -----------
                                                             788,235
                                                         -----------

PLASTICS  -  2.1%
 Northern Technologies
     International Corporation . . . . . .       23,300      154,363
 Polypipe Plc. . . . . . . . . . . . . . .       88,200      218,842
                                                         -----------
                                                             373,205
                                                         -----------

                                      - 5 -

Z-Seven  Fund,  Inc.
SCHEDULE  OF  INVESTMENTS
at  March  31,  1999   (Unaudited)  Continued

------------------------------------------  -----------  -----------
Investment Securities                          Shares       Value
------------------------------------------  -----------  -----------
RETAIL  -  1.9%
 Grow Biz International, Inc. (b). . . . .       26,700  $   327,075
 Westfair Foods Ltd. . . . . . . . . . . .          360       16,512
                                                         -----------
                                                             343,587
                                                         -----------

MISCELLANEOUS  -  1.3% (b) . . . . . . . .       27,500      224,656
------------------------------------------  -----------  -----------
TOTAL COMMON STOCKS  -  82.2%
     (Cost $15,015,152). . . . . . . . . .                14,581,031
------------------------------------------  -----------  -----------
Temporary Cash Investment
------------------------------------------  -----------  -----------
U.S. TREASURY BILLS, DUE 4-15-99  -  11.3%
     (Cost $1,978,600) . . . . . . . . . .                 1,996,472
------------------------------------------  -----------  -----------
TOTAL INVESTMENT SECURITIES  -  93.5%
     (Cost $16,993,752). . . . . . . . . .               16,577,503
------------------------------------------  -----------  -----------
CASH, RECEIVABLES, AND OTHER ASSETS
     LESS LIABILITIES  -  6.5% . . . . . .                 1,150,879
------------------------------------------  -----------  -----------
NET ASSETS  -  100.0%
     (Equivalent to $7.05 per share based
     on 2,515,031 shares of capital stock
     outstanding). . . . . . . . . . . . .               $17,728,382
==========================================  ===========  ===========

(a)     Percentages  are  based  on  net  assets  of  $17,728,382.
(b)     Non-income  producing  investment.

--------  ---------------  -----------
COMMON STOCKS BY COUNTRY
--------  ---------------  -----------
Percent.  Country                Value
--------  ---------------  -----------
   60.9%  United States    $ 8,880,658
   28.5%  United Kingdom     4,149,904
    3.1%  Denmark              449,315
    1.9%  Switzerland          284,547
    1.7%  Canada               247,925
    1.6%  Sweden               239,203
    1.4%  France               205,020
     .9%  Spain                124,459
--------  ---------------  -----------
  100.0%                   $14,581,031
========  ===============  ===========

YEAR  2000

Due to the reliance on computing, accounting and trading systems to conduct their businesses, the Fund, its service providers and its portfolio companies may be adversely affected if any of such entity's respective computing, accounting or trading systems, or those systems used by other entities with which they conduct business, are not capable of processing information with dates on or after January 1, 2000 properly (i.e., if such systems are not "Y2K-ready").

At this time, management has targeted June 30, 1999 for the completion of testing and implementation of any systems or software necessary for Y2K compliance. The Fund has not incurred any costs to date as a result of its Y2K compliance efforts. Due to the Fund's reliance on third party vendors and service providers, management does not anticipate any material Y2K compliance costs prior to the Year 2000. No assurance can be given that all service providers will not be materially affected by Y2K-related problems or that replacements for deficient products or service providers can be obtained in a timely manner and without additional expense to the Fund.

The Investment Adviser may consider Y2K-related public disclosures made by the Fund's current and potential portfolio companies in its investment decision-making process for the Fund, but many foreign corporations are not subject to reporting requirements (or liability with respect to statements in such reports) comparable to those applicable to U.S. companies. Accordingly, little or no reliable Y2K-readiness information may be available with respect to foreign companies, and the Investment Adviser will be unable to verify the accuracy or completeness of any Y2K-readiness information that is available. As a result, the Fund is unable to protect itself against misleading, incomplete or unavailable Y2K-related disclosures, unanticipated Y2K problems at any of the Fund's portfolio companies, or Y2K-readiness information for any of the Fund's portfolio companies not received or not reviewed by the Fund. In addition, the Fund is unable to protect itself from a general market downturn in one or more markets due to widespread Y2K-related panic.

BOARD  OF  DIRECTORS
Barry  Ziskin
Albert  Feldman
Dr.  Jeffrey  Shuster
Rochelle  Ziskin
Maria  De  Los  Santos

INVESTMENT  ADVISOR
TOP  Fund  Management,  Inc.

OFFICERS
Barry  Ziskin
President  and  Treasurer

Barbara  Perleberg
Secretary

CUSTODIAN
Chase  Manhattan  Bank

TRANSFER  AGENT
Norwest  Bank  Minnesota,  N.A.
Shareowner  Services

INDEPENDENT  AUDITORS
KPMG  Peat  Marwick  LLP

GENERAL  COUNSEL
Kilpatrick  Stockton  LLP

STOCK  LISTINGS
NASDAQ
Symbol:  ZSEV
Pacific  Exchange
Symbol:  ZSE

CORPORATE  OFFICE
1819  South  Dobson  Road
Suite  109
Mesa,  AZ  85202
(602)  897-6214
Fax  (602)  345-9227
Zseven@aol.com